Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table provides information concerning specified executive compensation and financial performance measures for the completed fiscal years ended December 31, 2022, 2021 and 2020. In accordance with the transitional relief under the SEC rules, only three years of information is required as this is the Company’s first year of disclosure under Item 402(v) of
Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (Loss) (in thousands) (7)	Net Sales Growth (% over prior year and as adjusted) (8)

2022	$8,077,095	$5,497,309	$1,714,238	$755,108	$53.32	$97.35	$40,407	8.5%

2021	$7,632,250	$6,762,740	$1,802,161	$1,352,410	$67.86	$144.19	$(64,086)	7.4%

2020	$4,819,006	$370,966	$2,070,875	$908,713	$72.83	$139.52	$(37,153)	-10.2%

(1)
For all years, the Company’s Principal Executive Officer (PEO) was Mr. Barry, our Chief Executive Officer. The dollar amounts reported in the column “Summary Compensation Table Total for PEO” are the amounts of total compensation reported for Mr. Barry for each corresponding year in the “Total” column of the Summary Compensation Table set forth above.

(2)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barry during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Barry’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$ 8,077,095	$ (5,000,093)	$ 2,420,307	$ 5,497,309

2021	$ 7,632,250	$ (4,700,005)	$ 3,830,495	$ 6,762,740

2020	$ 4,819,006	$ (3,375,088)	$ (1,072,952)	$ 370,966

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No dividends or other earnings have been paid on any equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value since End of Prior Fiscal Year of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments

2022	$3,782,863	$(1,471,208)	$—	$108,652	$—	$2,420,307

2021	$4,009,367	$(1,060,770)	$—	$881,898	$—	$3,830,495

2020	$2,896,827	$(3,383,728)	$—	$(586,051)	$—	$(1,072,952)

(3)
The dollar amounts reported in the column “Average Summary Compensation Table Total for
Non-PEO
NEOs” represent the average of the amounts reported for our NEOs as a group (excluding Mr. Barry, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Barry) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Massimo Calafiore, Matthew Harbaugh, Michael Farrington, Nathaniel Sisitsky, and Dale Wolf; (ii) for 2021, Brent Boucher, Massimo Calafiore, Matthew Harbaugh, Nathaniel Sisitsky, and Dale Wolf; and (iii) for 2020, Massimo Calafiore, Matthew Harbaugh, Matthew Link, Nathaniel Sisitsky, and Lucas Vitale.

(4)
The dollar amounts reported in the column “Average Compensation Actually Paid to
Non-PEO
NEOs” are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barry) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barry) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$ 1,714,238	$ (920,063)	$ (39,067)	$ 755,108

2021	$ 1,802,161	$ (975,068)	$ 525,317	$ 1,352,410

2020	$ 2,070,875	$ (973,541)	$ (188,621)	$ 908,713

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of the End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value since End of Prior Fiscal Year of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments

2022	$ 514,494	$ (239,927)	$ —	$ (101,071)	$ (212,563)	$ (39,067)

2021	$ 678,231	$ (151,832)	$ —	$ 30,542	$ (31,624)	$ 525,317

2020	$ 478,028	$ (626,964)	$ —	$ (39,685)	$ —	$ (188,621)

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. We have never declared or paid cash dividends on our capital stock.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same as used in the stock performance graph in our Form
10-K
and is the following published industry index: Nasdaq Medical Equipment.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)
“
Net Sales Growth
” means the amount of growth, measured as a percentage, in GAAP net sales as publicly reported in our earnings press release for a completed fiscal year, adjusted to exclude the effect of currency fluctuations and the financial impact of substantial acquisitions and divestitures, as compared to the prior completed fiscal year. Due to the significant impact of
COVID-19,
certain awards granted during fiscal year 2021 utilized a fixed baseline amount to measure growth instead of actual Net Sales Growth for the fiscal year ended December 31, 2020. While we use several financial and nonfinancial performance measures for the purpose of evaluating performance under our compensation programs, we have determined that Net Sales Growth is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Net Sales Growth
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Mr. Barry) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Massimo Calafiore, Matthew Harbaugh, Michael Farrington, Nathaniel Sisitsky, and Dale Wolf; (ii) for 2021, Brent Boucher, Massimo Calafiore, Matthew Harbaugh, Nathaniel Sisitsky, and Dale Wolf; and (iii) for 2020, Massimo Calafiore, Matthew Harbaugh, Matthew Link, Nathaniel Sisitsky, and Lucas Vitale.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same as used in the stock performance graph in our Form
10-K
	and is the following published industry index: Nasdaq Medical Equipment.
PEO Total Compensation Amount	$ 8,077,095	$ 7,632,250	$ 4,819,006
PEO Actually Paid Compensation Amount	$ 5,497,309	6,762,740	370,966
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in the column “Compensation Actually Paid to PEO” are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barry during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Barry’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	$ 8,077,095	$ (5,000,093)	$ 2,420,307	$ 5,497,309

2021	$ 7,632,250	$ (4,700,005)	$ 3,830,495	$ 6,762,740

2020	$ 4,819,006	$ (3,375,088)	$ (1,072,952)	$ 370,966

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No dividends or other earnings have been paid on any equity awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of the End of the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value since End of Prior Fiscal Year of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments

2022	$3,782,863	$(1,471,208)	$—	$108,652	$—	$2,420,307

2021	$4,009,367	$(1,060,770)	$—	$881,898	$—	$3,830,495

2020	$2,896,827	$(3,383,728)	$—	$(586,051)	$—	$(1,072,952)

Non-PEO NEO Average Total Compensation Amount	$ 1,714,238	1,802,161	2,070,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 755,108	1,352,410	908,713
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in the column “Average Compensation Actually Paid to
Non-PEO
NEOs” are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barry) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barry) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$ 1,714,238	$ (920,063)	$ (39,067)	$ 755,108

2021	$ 1,802,161	$ (975,068)	$ 525,317	$ 1,352,410

2020	$ 2,070,875	$ (973,541)	$ (188,621)	$ 908,713

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of the End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value since End of Prior Fiscal Year of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments

2022	$ 514,494	$ (239,927)	$ —	$ (101,071)	$ (212,563)	$ (39,067)

2021	$ 678,231	$ (151,832)	$ —	$ 30,542	$ (31,624)	$ 525,317

2020	$ 478,028	$ (626,964)	$ —	$ (39,685)	$ —	$ (188,621)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR.
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Barry and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Barry) is generally aligned with our cumulative TSR for fiscal years 2021 and 2022. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant component of the compensation actually paid to Mr. Barry and to the other NEOs is comprised of equity awards. As described in more detail in the CD&A, a substantial portion of our NEO’s target total annual direct compensation is variable with performance, including stock price performance. For fiscal year 2020, the
COVID-19
pandemic significantly impacted our business and results of operations and our stock price decreased from $77.34 as of December 31, 2019 to $56.33 as of December 31, 2020. The large decrease in stock price, coupled with fair value adjustments of previously granted PRSUs due to a reduction in the probability of achievement of performance criteria, resulted in compensation actually paid to Mr. Barry of $370,966 for 2020.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income.
The following graph presents the amount of compensation actually paid to Mr. Barry and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Barry) compared to our net income for fiscal years 2020, 2021 and 2022. We do not use net income as a performance measure in our overall executive compensation program, although net income can be correlated with non-GAAP
operating margin which we do use for setting goals under the annual bonus plan and as a component of PRSUs. As described in more detail in the CD&A, approximately 15% – 20% of the value of total compensation awarded to our NEOs consists of amounts determined under the annual cash bonus plan intended to provide a financial incentive based on the achievement of specifically defined annual performance measures.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Net Sales Growth.
The following graph shows the amount of compensation actually paid to Mr. Barry and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Barry) as compared with Net Sales Growth over the three years presented in the table. As described above, Net Sales Growth is defined as the amount of growth, measured as a percentage, in GAAP net sales as publicly reported in our earnings press release for a completed fiscal year, adjusted to exclude the effect of currency fluctuations and the financial impact of substantial acquisitions and divestitures, as compared to the prior completed fiscal year. While we use several financial and non-financial
performance measures for the purpose of evaluating performance of our compensation programs, we have determined that Net Sales Growth is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. As described in more detail in the CD&A, we utilize Net Sales Growth for setting goals under the annual bonus plan and as the main performance measure for the PRSUs awarded to NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group.
The following graph compares the cumulative total stockholder return data on our common stock with the cumulative return of the Nasdaq Medical Equipment Index over the three-year period ended December 31, 2022. The graph assumes that $100 was invested on December 31, 2019 in our common stock and the Nasdaq Medical Equipment Index, and the reinvestment of any dividends. The stock price performance shown in the graph is not necessarily indicative of future stock price performance.

Tabular List [Table Text Block]
Financial Performance Measures.
As described in greater detail in the CD&A, our executive compensation program is designed to attract, motivate and retain talented executives who drive the Company’s success and enable long-term stockholder value creation by: (i) profitably growing the business and prudently managing risk; (ii) linking a significant portion of our NEOs’ target compensation to performance-based results; and, (iii) appropriately aligning compensation with both short- and long-term Company performance goals. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•	Net Sales Growth;

•	Non-GAAP operating margin; and

•	Company TSR (implicit in RSUs with time-based vesting which increase in value through stock price appreciation).

Total Shareholder Return Amount	$ 53.32	67.86	72.83
Peer Group Total Shareholder Return Amount	97.35	144.19	139.52
Net Income (Loss)	$ 40,407,000	$ (64,086,000)	$ (37,153,000)
Company Selected Measure Amount	0.085	0.074	(0.102)
PEO Name	Mr. Barry
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,000,093)	$ (4,700,005)	$ (3,375,088)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,420,307	3,830,495	(1,072,952)
PEO [Member] | Year End Fair Value Of Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,782,863	4,009,367	2,896,827
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,471,208)	(1,060,770)	(3,383,728)
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Since End Of Prior Fiscal Year Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,652	881,898	(586,051)
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(920,063)	(975,068)	(973,541)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,067)	525,317	(188,621)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	514,494	678,231	478,028
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(239,927)	(151,832)	(626,964)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Since End Of Prior Fiscal Year Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,071)	30,542	(39,685)
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (212,563)	$ (31,624)	$ 0